Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable	$ 295,265	$ 178,883
Accounts receivable - related parties	53,458	151,612
Less: allowance for doubtful accounts	125,180
Total accounts receivable, net	$ 223,543	$ 330,495